UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CORPORATE LOANS--103.5%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.8%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--7.4%
Affinia Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.44%, 11/1/11 1,2                                                    $      13,675,725     $      13,856,928
-------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.563%-7.938%, 8/25/11 2                                                     14,942,481            14,836,643
-------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
12/8/11 1,2,3                                                                              980,392               982,843
-------------------------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition Revolving Credit
Loan, Tranche B, 1.75%-4.81%, 6/30/05 1,4,5                                             15,351,629            13,797,275
-------------------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., Sr. Sec. Credit Facilities Term Loan, 12/8/11 1,2,3                 9,019,608             9,053,431
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.89%, 4/1/10 1,2                                                                 25,000,000            24,834,825
-------------------------------------------------------------------------------------------------------------------------
Grand Vehicle Works Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 8.06%-8.10%, 7/23/10 1,2                                                9,925,000             9,627,250
-------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
6/3/09 1,2,3                                                                             1,585,549             1,585,549
-------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
5.85%-6.66%, 6/3/09 1,2                                                                 12,931,195            12,931,195
-------------------------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.85%-7.644%, 6/25/10 1,2                                                     7,863,191             7,912,336
Tranche C, 8.60%-8.64%, 6/25/11 1,2                                                      5,000,000             4,968,750
-------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6/23/11 2,3                                                                   2,000,000             2,037,500
Tranche B, 5.77%-6.37%, 6/23/11 2                                                       13,904,974            14,165,692
-------------------------------------------------------------------------------------------------------------------------
Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.43%-9.123%, 3/23/10 1,2                                               3,400,362             3,357,858
-------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche D, 7.53%, 12/31/09 1,2                                                              24,266                23,841
Tranche D, 7.62%, 12/31/09 2                                                            19,267,152            18,929,976
-------------------------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.85%, 2/12/10 2                                                             15,734,934            15,503,835
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.12%, 12/12/10 1,2                                                           5,642,192             5,759,736
-------------------------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.027%, 6/7/11 2                                                             10,130,000            10,054,025
-------------------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 6.188%, 2/2/07 1,2                                                          21,000,000            21,231,882
                                                                                                       ------------------
                                                                                                             205,451,370
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.2%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.10%, 8/31/10 1,2                                                           15,967,308            16,037,165
Tranche B, 7.118%, 8/31/10 1,2                                                              37,715                37,880
-------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.87%-6.19%, 8/27/09 1,2                                                      1,604,422             1,614,954
-------------------------------------------------------------------------------------------------------------------------


1        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.266%, 2/24/11 2                                                     $       9,394,312     $       9,472,594
-------------------------------------------------------------------------------------------------------------------------
Caribbean Restaurants LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.72%, 5/25/09 2                                                              4,543,383             4,612,956
-------------------------------------------------------------------------------------------------------------------------
Carrols Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.625%, 12/20/10 1,2                                                          4,987,500             5,073,744
-------------------------------------------------------------------------------------------------------------------------
CNL Hotels & Resorts, Inc., Sr. Sec. Credit Facilities Term Loan,
5.39%, 11/30/06 2                                                                       16,522,597            16,791,089
-------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.01%-6.545%, 8/17/09 2                                                                 10,972,524            11,260,553
-------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.314%, 3/10/10 1,2                                                           5,943,269             6,037,993
-------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.81%, 2/22/11 1,2                                                            6,108,862             6,152,388
-------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
0.75%, 2/22/11 1,2                                                                       2,051,281             2,060,256
-------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.38%, 3/15/11 1,2                                                            7,000,000             6,995,625
Tranche B, 5.38%, 3/24/12 1,2                                                           13,000,000            13,030,472
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1%, 8/27/10 1,2                                                                    1,993,456             1,999,686
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
6.07%, 8/27/10 1,2                                                                         550,000               558,594
-------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.151%, 3/3/12 1,2                                            9,889,764             9,984,537
-------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.81%, 3/3/12 1,2                                                       11,000,000            11,036,663
-------------------------------------------------------------------------------------------------------------------------
Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche I, 7.688%, 6/30/06 1,2                                                          17,406,914            17,454,052
Tranche II, 8.688%, 4/1/06 1,2                                                           3,678,336             3,690,291
                                                                                                       ------------------
                                                                                                             143,901,492
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.41%, 9/30/11 2                                                             10,000,000            10,147,920
-------------------------------------------------------------------------------------------------------------------------
National Bedding Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.88%-5.38%, 8/25/08 1,2                                                      2,294,250             2,325,796
-------------------------------------------------------------------------------------------------------------------------
Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.875%, 12/7/10 1,2                                                          15,461,250            15,770,475
-------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6/11/09 1,2,3                                                                 2,861,111             2,802,458
Tranche B, 6.34%-6.45%, 6/11/09 1,2                                                      2,939,395             2,879,137
                                                                                                       ------------------
                                                                                                              33,925,786
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan, 6.25%, 11/4/09 2           10,399,688            10,568,683
-------------------------------------------------------------------------------------------------------------------------


2        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
Latham International Ltd., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.79%-6.95%, 12/29/10 1,2                                             $      10,476,250     $      10,548,274
                                                                                                       ------------------
                                                                                                              21,116,957
-------------------------------------------------------------------------------------------------------------------------
MEDIA--9.8%
Advertising Directory Solutions, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.07%, 11/9/11 1,2                                                      9,907,500             9,946,714
-------------------------------------------------------------------------------------------------------------------------
Advertising Directory Solutions, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche 2, 6.82%, 5/9/12 1,2                                                       9,975,000            10,205,672
-------------------------------------------------------------------------------------------------------------------------
American Reprographics Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.915%, 12/18/09 1,2                                                                     7,776,351             8,204,050
-------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.70%, 9/1/11 1,2                                                            10,546,061            10,783,347
-------------------------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.39%, 9/1/11 1,2                                                             9,950,000            10,061,938
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.89%, 2/4/09 1,2                                                                        7,747,816             7,912,457
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.874%-6.40%, 2/23/09 1,2                                                          2,481,203             2,496,710
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 8.597%-9.18%, 2/23/10 1,2                                              18,306,316            18,649,559
-------------------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
5.671%, 12/31/07 1,2                                                                    11,935,000            11,915,606
-------------------------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
5.671%, 12/31/07 1,2                                                                    12,203,475            12,165,339
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche A, 6.19%, 4/27/10 2                                                             43,807,741            43,227,770
-------------------------------------------------------------------------------------------------------------------------
Cygnus Business Media, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.51%, 12/31/08 1,2                                                           6,633,333             6,616,750
-------------------------------------------------------------------------------------------------------------------------
Endurance Business Media, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.66%, 3/15/12 1,2                                                            7,000,000             7,113,750
-------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 7.052%, 9/30/05 1,2                                                         2,038,636             2,050,742
-------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 7.052%, 10/31/05 1,2                                                          2,363,636             2,379,149
Tranche B, 7.275%, 3/31/06 1,2                                                           9,477,144             9,536,376
-------------------------------------------------------------------------------------------------------------------------
GT Brands LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche A, 10.75%, 9/6/07 1,4,5                                                          5,309,659             1,805,284
-------------------------------------------------------------------------------------------------------------------------
Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.56%, 7/31/11 1,2                                                            7,443,750             7,550,754
-------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
5%-5.373%, 6/30/11 2                                                                    14,303,849            14,542,996
-------------------------------------------------------------------------------------------------------------------------
NEP Supershooters LP, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B Add-On, 6.29%, 2/1/11 1,2                                                      5,885,250             5,988,242
Tranche B, 7.12%-8.384%, 2/1/11 1,2                                                      1,492,500             1,519,552
-------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 10/19/10 1,2,3                                                                2,000,000             2,031,786
Tranche B, 4.843%, 10/19/10 1,2                                                         10,499,624            10,666,495
-------------------------------------------------------------------------------------------------------------------------


3        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
TransWestern Publishing Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.313%-6.658%, 2/25/11 1,2                                      $       8,084,130     $       8,121,179
-------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities Term Loan:
Tranche F-2, 6.60%, 2/1/12 1,2                                                          15,000,000            15,200,385
Tranche H, 5.752%, 9/30/12 2                                                            25,000,000            25,039,275
-------------------------------------------------------------------------------------------------------------------------
Vutek, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 8.137%, 6/24/11 1,2                                                           3,183,654             3,191,613
                                                                                                       ------------------
                                                                                                             268,923,490
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.44%, 11/18/11 1,2                                                           6,982,500             7,039,233
-------------------------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.37%-5.983%, 7/15/09 1,2                                                     9,444,798             9,521,537
                                                                                                       ------------------
                                                                                                              16,560,770
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Columbia House Co. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.625%, 6/21/07 1,2                                                           2,951,409             2,958,788
-------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.06%-6.37%, 3/1/12 1,2                                                       8,000,001             8,120,001
-------------------------------------------------------------------------------------------------------------------------
Getty Petroleum Marketing, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.35%, 5/19/10 2                                                              7,103,208             7,245,273
-------------------------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.22%, 6/24/10 2                                                             14,929,987            15,043,829
-------------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.14%, 4/29/11 1,2                                                           15,000,000            15,131,250
-------------------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.875%, 1/8/11 1,2                                                                       5,000,000             5,000,000
-------------------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.625%, 7/9/09 2                                                             12,091,956            12,250,663
                                                                                                       ------------------
                                                                                                              65,749,804
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.646%-9.745%, 9/29/09 1,2                                                    7,790,729             8,207,051
-------------------------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan, 5.67%, 6/7/10 1,2                2,898,750             2,913,244
                                                                                                       ------------------
                                                                                                              11,120,295
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.563%-5.188%, 12/22/11 2                                                     7,477,500             7,551,691
-------------------------------------------------------------------------------------------------------------------------
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.65%-8.63%, 5/20/10 1,2                                                      3,955,037             4,031,666
-------------------------------------------------------------------------------------------------------------------------
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.98%, 8/3/10 2                                                                          1,935,000             1,933,791
-------------------------------------------------------------------------------------------------------------------------


4        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Sunny Delight Beverages Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.79%-8.877%, 8/3/10 1,2                                                         $       2,902,941     $       2,901,127
                                                                                                       ------------------
                                                                                                              16,418,275
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
The Pantry, Inc., Sr. Sec. Credit Facilities Term Loan, 5.32%, 2/18/11 2                 5,373,913             5,467,957
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.34%, 3/31/09 1,2                                                            5,014,003             5,093,916
-------------------------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
14.25%, 12/1/09 1,2                                                                      9,648,034             1,466,501
-------------------------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan,
7.67%-11.75%, 12/1/09 1,2                                                                3,719,966             2,365,898
-------------------------------------------------------------------------------------------------------------------------
Herbalife International, Inc., Sr. Sec. Credit Facilities Term Loan,
4.66%-4.85%, 12/20/10 1,2                                                               11,970,000            12,186,957
-------------------------------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.10%-6.38%, 5/27/11 1,2                                                      1,980,025             2,017,151
-------------------------------------------------------------------------------------------------------------------------
Luigino's, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4/2/11 1,2,3                                                                  2,781,429             2,809,243
-------------------------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.77%-7.12%, 10/10/09 1,2                                                                4,862,113             4,877,307
-------------------------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.85%, 10/10/09 1,2                                                                      2,000,000             2,002,500
-------------------------------------------------------------------------------------------------------------------------
Merisant Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.44%, 7/13/10 1,2                                                           11,969,543            12,001,957
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
11/25/09 1,2,3                                                                           5,000,000             4,900,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
0.50%, 11/25/09 1,2                                                                      5,000,000             4,900,000
-------------------------------------------------------------------------------------------------------------------------
Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.85%, 12/10/10 1,2                                                           5,985,000             5,977,519
                                                                                                       ------------------
                                                                                                              60,598,949
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
3.961%, 4/30/12 1,2                                                                      3,500,000             3,521,875
-------------------------------------------------------------------------------------------------------------------------
Holmes Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.098%-6.204%, 5/10/11 1,2                                                    9,925,000            10,011,844
-------------------------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 5.05%-5.093%, 4/1/11 1,2            12,266,618            12,342,008
-------------------------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 6.09%, 2/1/10 1,2                10,367,521            10,497,116
-------------------------------------------------------------------------------------------------------------------------
Rayovac Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2/7/12 1,2,3                                                                  1,000,000             1,018,438
Tranche B, 4.77%-5.13%, 2/7/12 1,2                                                       5,000,000             5,092,190
                                                                                                       ------------------
                                                                                                              42,483,471
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.9%
AAI.FosterGrant, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8.04%-8.13%, 10/1/10 1,2                                                     10,936,119            11,045,480
-------------------------------------------------------------------------------------------------------------------------


5        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.64%-5.88%, 2/28/12 1,2                                                         $       7,000,000     $       7,122,500
-------------------------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.38%, 8/28/12 1,2                                                                       7,000,000             7,105,000
-------------------------------------------------------------------------------------------------------------------------
Burt's Bees, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.525%-6.114%, 3/29/11 1,2                                                               2,000,000             2,030,000
-------------------------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.44%-7.151%, 12/3/10 1,2                                                                3,392,501             3,417,944
-------------------------------------------------------------------------------------------------------------------------
Fender Musical Instruments Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.904%, 3/31/12 1,2                                                                1,500,000             1,515,000
-------------------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.37%-8%, 1/31/12 2                                                                     14,000,000            14,175,000
-------------------------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.28%-11.25%, 1/31/13 1,2                                                                2,000,000             2,027,500
-------------------------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities Term Loan,
5.95%-6.45%, 11/24/10 1,2                                                                8,956,250             8,989,836
-------------------------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.47%-6.71%, 6/18/10 1,2                                                      4,875,000             4,938,984
-------------------------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3/23/10 1,2,3                                                                 1,000,000             1,011,875
Tranche B, 5.85%-6.13%, 3/23/10 1,2                                                     11,150,551            11,282,964
-------------------------------------------------------------------------------------------------------------------------
Riddell Bell Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.61%-7.151%, 9/30/11 1,2                                                     4,975,000             5,057,919
                                                                                                       ------------------
                                                                                                              79,720,002
-------------------------------------------------------------------------------------------------------------------------
ENERGY--8.7%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.40%-6.904%, 4/10/11 1,2                                                               15,380,673            15,608,185
-------------------------------------------------------------------------------------------------------------------------
LSP-Kendall Energy LLC, Sr. Sec. Credit Facilities Term Loan, 12/1/06 1,2,3              8,225,301             7,950,272
-------------------------------------------------------------------------------------------------------------------------
Northern Star GE, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.093%, 12/17/11 1,2                                                         13,965,000            14,200,659
                                                                                                       ------------------
                                                                                                              37,759,116
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.3%
Alon USA, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10%, 10/3/10 2                                                                9,000,000             9,270,000
-------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3/30/10 1,2,3                                                                 4,000,000             4,040,000
Tranche B, 8.47%-8.65%, 3/30/10 1,2                                                     16,000,000            16,160,000
-------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan,
6.06%, 10/3/09 2                                                                        17,745,330            17,967,147
-------------------------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.80%-9.69%, 9/30/11 1,2                                                                10,972,500            11,178,235
-------------------------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
9/30/08 1,2,3                                                                            4,000,000             3,970,000
-------------------------------------------------------------------------------------------------------------------------
Celero Energy LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
0.50%-6.164%, 9/30/08 1,2                                                                6,000,000             5,955,001
-------------------------------------------------------------------------------------------------------------------------


6        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Coffeyville Resources LLC, Sr. Sec. Credit Facilities Term Loan,
8.06%-9.75%, 4/16/10 2                                                           $      11,880,000     $      12,058,200
-------------------------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.314%, 7/1/11 1,2                                                            8,949,129             9,105,739
-------------------------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 6.564%, 7/1/12 1,2                                                           10,260,000            10,458,788
-------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc., Sr. Sec. Credit Facilities Term Loan, 6.87%, 5/28/10 1,2                  12,932,500            13,033,542
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp., Sr. Sec. Credit Facilities Term Loan, 4/29/10 1,2,3                      19,000,000            19,159,657
-------------------------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
6.47%-8.137%, 12/17/11 2                                                                23,940,000            24,538,499
-------------------------------------------------------------------------------------------------------------------------
Ocean Rig ASA, Sr. Sec. Credit Facilities Term Loan, 7.688%, 6/1/08 1,2                  9,000,000             9,000,000
-------------------------------------------------------------------------------------------------------------------------
Power Well Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.61%, 7/30/09 2                                                             16,000,000            16,120,000
-------------------------------------------------------------------------------------------------------------------------
Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan,
7.70%-7.85%, 7/22/10 1,2                                                                18,641,254            18,781,064
                                                                                                       ------------------
                                                                                                             200,795,872
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--2.8%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Fidelity National Financial, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.66%, 3/4/13 2                                                              14,800,000            14,763,000
-------------------------------------------------------------------------------------------------------------------------
Refco Group Ltd. LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.02%, 8/1/11 1,2                                                            15,348,571            15,502,057
                                                                                                       ------------------
                                                                                                              30,265,057
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.2%
American Wholesale Insurance Group, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.65%-5.856%, 4/8/11 1,2                                               10,500,000            10,552,500
-------------------------------------------------------------------------------------------------------------------------
American Wholesale Insurance Group, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.856%, 10/8/11 1,2                                                               3,000,000             3,015,000
-------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.564%, 6/22/10 2                                                            13,424,609            13,687,503
-------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.62%, 11/30/10 2                                                                        5,985,000             6,067,294
                                                                                                       ------------------
                                                                                                              33,322,297
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.10%, 11/24/08 1,2                                                          12,471,970            12,573,954
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.6%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Aircast, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.44%, 4/28/11 1,2                                                                       1,000,000             1,020,000
-------------------------------------------------------------------------------------------------------------------------
Aircast, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.70%, 10/28/10 1,2                                                           3,151,023             3,186,472
-------------------------------------------------------------------------------------------------------------------------
UTI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.34%, 6/3/10 1,2            3,970,000             4,014,663
                                                                                                       ------------------
                                                                                                               8,221,135
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--7.1%
3M Health Care Ltd., Sr. Sec. Credit Facilities Term Loan, 9.89%, 12/3/09 1,2            3,990,000             3,999,975
-------------------------------------------------------------------------------------------------------------------------


7        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.27%-5.50%, 2/8/12 2                                      $      15,000,000     $      15,206,250
-------------------------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.89%-7.064%, 8/27/09 1,2                                                     5,049,750             5,049,750
Tranche C, 9.814%-9.94%, 2/27/10 1,2                                                     1,980,000             1,975,050
-------------------------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.10%-5.37%, 6/30/09 1,2                                                                 9,183,697             9,325,282
-------------------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.91%, 11/15/09 1,2                                                                      5,380,367             5,461,072
-------------------------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw,
Tranche B, 11.91%, 11/15/09 1,2                                                          2,080,196             2,111,399
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
8.50%, 3/31/10 1,2                                                                       1,593,750             1,603,960
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 5.52%, 3/31/10 1,2             13,781,250            13,869,533
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, 10.375%,
1/16/11 1                                                                               11,500,000            12,218,750
-------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.843%, 9/19/08 1,2                                                                   5,323,119             5,353,061
-------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.579%-4.615%, 4/8/12 1,2                                                               14,000,000            14,043,750
-------------------------------------------------------------------------------------------------------------------------
MedCath Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.55%-6.904%,
6/30/10 1,2                                                                              3,970,000             4,027,069
-------------------------------------------------------------------------------------------------------------------------
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan, 5.85%, 3/4/09 1,2                 2,416,667             2,431,771
-------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
5.37%, 2/18/12 1,2                                                                       1,647,129             1,652,277
-------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.43%,
2/18/12 1,2                                                                              6,352,941             6,372,794
-------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.26%-6.39%, 11/12/10 1,2                                                     5,925,000             6,028,688
-------------------------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche C, 10.29%, 5/12/11 1,2                                                           1,500,000             1,526,250
-------------------------------------------------------------------------------------------------------------------------
SHPS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.625%,
11/1/11 1,2                                                                              9,750,563             9,872,445
-------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.64%-7.397%, 6/28/10 1,2                                                          3,443,151             3,480,450
-------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.85%, 6/28/11 1,2                                                                 4,000,000             4,093,332
-------------------------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.22%,
12/10/10 1,2                                                                             6,483,750             6,581,006
-------------------------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.10%, 10/29/10 1,2                                                                      7,952,941             7,982,765
-------------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Acquisition Term
Loan, 6.29%-6.44%, 9/23/11 1,2                                                           9,975,000            10,174,500
-------------------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.34%, 9/24/11 1,2                                                                    6,965,000             7,102,127
-------------------------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.72%-7.397%, 1/4/12 1,2                                                     22,764,788            22,992,435


8        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tranche C, 5.72%, 1/4/12 1,2                                                     $       6,844,947     $       6,913,396
Tranche D, 5.72%, 1/4/12 1,2                                                             4,327,963             4,371,243
                                                                                                       ------------------
                                                                                                             195,820,380
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Alpharma Operating Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.251%-7.151%, 10/5/07 1,2                                                    1,445,862             1,442,850
Tranche B, 6.204%-6.251%, 10/5/08 1,2                                                    3,219,380             3,229,440
                                                                                                       ------------------
                                                                                                               4,672,290
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--22.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.2%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
7.51%-9.123%, 8/10/11 1,2                                                               10,725,000            11,180,813
-------------------------------------------------------------------------------------------------------------------------
American Airlines, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
7.62%-7.82%, 6/17/09 1,2                                                                 8,775,000             8,742,094
-------------------------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 6.22%-7.89%, 12/2/09 1,2             7,980,000             8,099,700
-------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
4.96%, 5/3/11 1,2                                                                        7,942,443             8,066,544
-------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.03%-5.25%, 7/23/10 1,2                                                           4,088,888             4,151,502
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 15%, 6/30/08 1                                                                     8,365,980             8,491,469
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 8.37%, 3/31/06 1,2                                                            1,500,000             1,522,500
Tranche B, 8.62%, 3/31/07 1,2                                                            2,525,477             2,563,359
Tranche D, 9.12%, 12/31/07 1,2                                                           1,816,247             1,820,788
-------------------------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.063%, 2/11/11 1,2                                                                     14,500,000            14,626,875
-------------------------------------------------------------------------------------------------------------------------
Federal Information Technology Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.63%-5.92%, 4/1/11 1,2                                                            4,000,000             4,025,000
-------------------------------------------------------------------------------------------------------------------------
Gate Gourmet International, Inc. Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.50%-10.50%, 12/20/08 1,2                                                    1,000,000               980,625
-------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 6.07%,
11/8/10 1,2                                                                              6,750,000             6,855,469
-------------------------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 5.89%, 11/8/10 1,2                  2,227,500             2,266,481
-------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.75%-4.875%,
3/1/12 1,2                                                                               9,999,999            10,123,440
-------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.938%, 3/31/11 1,2                                                          22,000,000            22,055,000
-------------------------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.938%, 3/31/12 1,2                                                                     10,000,000            10,025,000
-------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.52%-5.67%, 11/18/12 1,2                                                                3,800,000             3,868,480
-------------------------------------------------------------------------------------------------------------------------
Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 8.33%, 11/23/09 1,2                                                           7,500,000             7,445,625
Tranche C, 9.47%, 11/23/10 1,2                                                           2,000,000             1,988,750
-------------------------------------------------------------------------------------------------------------------------


9        |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Standard Aero Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.54%-5.608%, 8/1/12 1,2                                                      $       4,153,846     $       4,221,346
-------------------------------------------------------------------------------------------------------------------------
Titan Corp. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.54%-6.904%, 6/30/09 2                                                                  9,856,517             9,975,100
-------------------------------------------------------------------------------------------------------------------------
United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, 7.50%, 6/30/05 1,2                                                          11,916,119            11,995,564
-------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.50%, 1/28/11 1,2                                                                       4,500,000             4,578,750
-------------------------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.25%, 7/6/11 1,2                                                                        2,000,000             2,046,250
                                                                                                       ------------------
                                                                                                             171,716,524
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--3.7%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities Term Loan,
5/2/12 1,2,3                                                                            10,000,000            10,075,000
-------------------------------------------------------------------------------------------------------------------------
CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.39%-8.137%, 4/22/11 1,2                                                                4,987,500             5,049,843
-------------------------------------------------------------------------------------------------------------------------
Compression Polymers Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.14%, 3/9/10 1,2                                                                        4,802,286             4,857,814
-------------------------------------------------------------------------------------------------------------------------
Compression Polymers Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.89%, 9/9/10 1,2                                                                        5,000,000             5,062,500
-------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien Term Loan,
10/29/11 1,2,3                                                                          10,000,000            10,043,750
-------------------------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
4/29/12 1,2,3                                                                            6,000,000             5,977,500
-------------------------------------------------------------------------------------------------------------------------
Formica Corp. (Canada), Sr. Sec. Credit Facilities Term Loan, 7.739%-8.09%,
6/15/10 1,2                                                                              1,787,808             1,805,687
-------------------------------------------------------------------------------------------------------------------------
Formica Corp. (Spain), Sr. Sec. Credit Facilities Term Loan, 7.739%-8.09%,
6/15/10 1,2                                                                              4,332,403             4,375,727
-------------------------------------------------------------------------------------------------------------------------
Formica Corp. (UK), Sr. Sec. Credit Facilities Term Loan, 7.739%-8.09%,
6/15/10 1,2                                                                              2,215,610             2,237,767
-------------------------------------------------------------------------------------------------------------------------
Formica Corp., Sr. Sec. Credit Facilities Term Loan, 7.739%-9.123%,
6/15/10 1,2                                                                              6,346,256             6,409,717
-------------------------------------------------------------------------------------------------------------------------
Juno Lighting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.37%-7.151%, 11/24/10 1,2                                                               6,485,227             6,598,719
-------------------------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.52%-5.87%,
6/4/11 1,2                                                                               5,955,001             6,021,994
-------------------------------------------------------------------------------------------------------------------------
Masonite International Corp., Sr. Sec. Credit Facilities Term Loan, 6.658%,
4/6/13 1,2                                                                              13,499,575            13,520,674
-------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 5.34%-6.904%,
8/27/11 1,2                                                                              6,965,000             7,065,122
-------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.93%,
1/14/10 1,2                                                                              3,228,187             3,276,610
-------------------------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.18%,
6/14/10 1,2                                                                              5,000,000             5,050,000
-------------------------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
6.063%-6.375%, 9/29/11 1,2                                                               3,900,000             3,953,625
                                                                                                       ------------------
                                                                                                             101,382,049


10       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.7%
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.35%, 6/30/10 1,2                                                               $       5,771,429     $       5,829,143
-------------------------------------------------------------------------------------------------------------------------
Ashtead Group plc, Sr. Sec. Credit Facilities Term Loan, 5.063%, 11/12/09 1,2            3,000,000             3,043,125
-------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.15%, 12/17/11 1,2                                                                      6,000,000             6,060,936
-------------------------------------------------------------------------------------------------------------------------
National Waterworks, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
5.60%, 11/22/09 1,2                                                                      5,541,758             5,629,501
-------------------------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.969%-10.603%, 8/13/10 1,2                                                              8,925,037             9,114,695
-------------------------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.25%, 8/16/09 1,2                                                           16,591,436            16,467,000
-------------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities 3rd Lien Term Loan,
7.40%-7.89%, 2/9/09 1,2                                                                  9,299,501             9,363,435
-------------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Revolving Credit
Loan, Tranche B, 2.50%-5%, 2/9/09 1,2                                                       91,116                91,686
-------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/21/10 1,2,3                                                                            7,000,000             7,078,750
-------------------------------------------------------------------------------------------------------------------------
Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.54%-5.85%, 2/23/11 1,2                                                      6,502,663             6,531,113
Tranche B1, 5.85%, 2/20/11 1,2                                                             354,918               356,471
-------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 9.891%, 4/6/11 1,2                                                     4,000,000             4,000,000
-------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 9.93%,
4/6/11 1,2                                                                               6,000,000             6,000,000
-------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/31/12 1,2,3                                                                            9,428,571             9,549,380
-------------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 3/31/12 1,2,3                                                                      1,571,429             1,591,563
-------------------------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche A, 6.625%, 6/16/10 1,2                                                           6,160,000             6,202,350
-------------------------------------------------------------------------------------------------------------------------
TRM Corp., Sr. Sec. Credit Facilities Term Loan, 6.97%-7.093%, 11/24/10 1,2              8,812,500             8,917,148
-------------------------------------------------------------------------------------------------------------------------
U.S. Investigation Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 6.55%, 1/10/09 2                                                             12,255,604            12,408,799
-------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.564%, 7/15/08 1,2                                                          11,250,000            11,306,250
                                                                                                       ------------------
                                                                                                             129,541,345
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.40%-5.93%, 8/19/10 1,2                                                                 9,666,854             9,821,931
-------------------------------------------------------------------------------------------------------------------------
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.62%-5.87%, 8/9/10 2                                                        10,917,522            11,092,660
-------------------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4/6/12 1,2,3                                                                 15,000,000            15,037,500
-------------------------------------------------------------------------------------------------------------------------
Exide Technologies, Sr. Sec. Credit Facilities Term Loan:
Tranche US, 6.063%-6.50%, 5/5/10 1,2                                                     8,703,047             8,779,199
Tranche EU, 6.063%-6.50%, 5/5/10 1,2                                                     9,092,249             9,069,519
-------------------------------------------------------------------------------------------------------------------------


11       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.438%-6.688%, 3/31/11 1,2                                                       $      16,448,833     $      16,603,041
-------------------------------------------------------------------------------------------------------------------------
Invensys plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.881%, 9/5/09 1,2                                                                       7,935,969             8,059,969
-------------------------------------------------------------------------------------------------------------------------
Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.094%, 8/28/05 1,2                                                             138,808               127,704
Tranche C, 7.344%, 8/28/06 1,2                                                             557,769               513,148
-------------------------------------------------------------------------------------------------------------------------
Magnequench, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.41%,
9/30/09 1,2                                                                             13,054,540            13,152,449
-------------------------------------------------------------------------------------------------------------------------
Metokote Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.89%,
8/12/10 1,2                                                                              7,744,357             7,899,244
-------------------------------------------------------------------------------------------------------------------------
Metokote Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.356%,
2/12/11 1,2                                                                              3,785,000             3,860,700
-------------------------------------------------------------------------------------------------------------------------
Mueller Group (The), Sr. Sec. Credit Facilities Term Loan, 5.52%-5.843%,
4/22/11 2                                                                               12,984,672            13,138,864
-------------------------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, 5.35%,
11/12/11 1,2                                                                             8,419,687             8,524,933
-------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities Term Loan,
6.544%-8.25%, 12/29/10 1,2                                                               9,925,000             9,949,812
-------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 5.348%-5.58%, 12/17/10 1,2                                                  11,143,146            11,254,579
Tranche B2, 5.348%-5.58%, 12/17/10 1,2                                                   1,671,472             1,688,187
-------------------------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.89%-8%, 11/5/09 1,2                                                        10,862,500            10,916,812
                                                                                                       ------------------
                                                                                                             159,490,251
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.79%-5.93%,
7/23/11 1,2                                                                              9,873,228            10,008,984

-------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.28%-6.60%, 12/22/10 1,2                                                            11,106,137            11,244,962

-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Amerco, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 6.954%,
2/27/09 1,2                                                                              4,670,798             4,772,971
-------------------------------------------------------------------------------------------------------------------------
Performance Trans Services, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.343%, 12/6/11 1,2                                                          12,750,652            12,750,652
-------------------------------------------------------------------------------------------------------------------------
Performance Trans Services, Sr. Sec. Credit Facilities Letter of Credit Term
Loan, 6.79%, 12/6/09 1,2                                                                 8,217,391             8,217,391
                                                                                                       ------------------
                                                                                                              25,741,014


12       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30,2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Environmental Systems Products, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.39%-6.564%, 12/12/08 1,2                                 $       2,113,538     $       2,154,487

-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.9%
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
Deltek Systems, Inc., Sr. Sec. Credit Facilities Incremental Term Loan,
3/30/11 1,2,3                                                                              230,769               232,500
-------------------------------------------------------------------------------------------------------------------------
Deltek Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 0.75%, 3/30/11 1,2             807,692               813,750
-------------------------------------------------------------------------------------------------------------------------
Deltek Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.151%, 3/30/11 1,2                                                                      7,961,538             8,021,250
-------------------------------------------------------------------------------------------------------------------------
VeriFone, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.19%,
12/31/11 1,2                                                                             2,000,000             2,061,250
                                                                                                       ------------------
                                                                                                              11,128,750
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
Tranche B, 7.37%, 10/27/10 1,2                                                          11,000,000            11,371,250
-------------------------------------------------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
7.38%-7.64%, 9/30/09 1,2                                                                11,970,000            12,059,775
                                                                                                       ------------------
                                                                                                              23,431,025
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Infor Global Solutions, Luxembourg, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.89%, 3/31/11 1,2                                                            2,700,000             2,720,250
-------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.89%, 3/23/11 1,2                                                            3,300,000             3,324,750
-------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.836%, 3/23/12 1,2                                                                     2,000,000             1,960,000
                                                                                                       ------------------
                                                                                                               8,005,000

-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Corel Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.22%,
1/19/10 1,2                                                                             11,500,000            11,500,000
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--9.7%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--5.2%
Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.88%, 2/27/12
1,2                                                                                      5,000,000             5,072,710
-------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B Add-On,
5.625%, 4/11/11 2                                                                       18,111,132            18,453,541
-------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche
C, 0.75%, 1/11/11 1,2                                                                    8,874,106             9,014,610
-------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 7.223%, 11/13/13 1,2                                                    6,260,000             6,507,790
-------------------------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 5.44%, 4/21/12 1,2                                                           3,778,582             3,810,541
Tranche B4, 5.44%, 4/21/12 1,2                                                           1,361,808             1,373,326
Tranche C1, 5.94%, 5/12/13 1,2                                                           8,807,397             8,905,009
-------------------------------------------------------------------------------------------------------------------------


13       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Crompton Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 5.97%,
8/20/09 1,2                                                                      $       5,000,000     $       5,062,500
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.50%, 12/31/10 2                                                                       18,820,975            19,155,048
-------------------------------------------------------------------------------------------------------------------------
Huntsman LLC, Sr. Sec. Credit Facilities Term Loan, 6.05%, 3/31/10 2                    25,000,000            25,412,500
-------------------------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.375%, 4/27/11 1,2                                                           5,383,059             5,489,041
Tranche B2, 5.375%, 4/27/11 1,2                                                          2,335,529             2,381,511
-------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 6.34%, 4/27/10 1,2                                                                    2,807,500             2,865,989
-------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche
C, 9.34%, 4/27/11 1,2                                                                    3,000,000             3,075,000
-------------------------------------------------------------------------------------------------------------------------
Resolution Specialty Materials, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.688%, 8/2/10 1,2                                                            4,975,000             5,034,078
-------------------------------------------------------------------------------------------------------------------------
Supresta, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.10%,
7/20/11 1,2                                                                              5,661,404             5,760,478
-------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.743%,
1/31/09 1,2                                                                             10,000,000            10,204,170
-------------------------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.493%, 1/31/10
1,2                                                                                      5,000,000             5,278,125
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan, 5.314%-6.904%,
7/31/10 1,2                                                                                 82,500                83,582
                                                                                                       ------------------
                                                                                                             142,939,549
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.41%, 7/11/11 1,2                                                                       7,500,000             7,603,125
-------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.125%, 8/13/10 1,2                                                           2,456,250             2,480,813
-------------------------------------------------------------------------------------------------------------------------
CONTECH Construction Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.54%-7.151%, 10/19/10 1,2                                                    7,980,001             8,119,650
                                                                                                       ------------------
                                                                                                              18,203,588
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.688%, 12/31/08 1,2                                                                     2,977,500             3,016,580
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 5.50%-5.688%, 9/15/11 1,2                                                     6,483,750             6,577,531
Tranche C, 7.313%, 3/15/12 1,2                                                           6,000,000             6,156,750
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.29%-5.91%, 8/8/10 1,2                                                       2,737,645             2,779,735
-------------------------------------------------------------------------------------------------------------------------
Kerr Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.60%,
8/13/10 2                                                                                5,922,479             6,003,913
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.73%,
5/21/08 2                                                                                2,496,690             2,547,248
-------------------------------------------------------------------------------------------------------------------------
Precise Technology Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.125%, 3/22/11 2                                                                        6,774,984             6,844,854
                                                                                                       ------------------
                                                                                                              33,926,611


14       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
International Mill Service, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.57%, 12/21/10 1,2                                                   $       7,980,000     $       8,129,625
-------------------------------------------------------------------------------------------------------------------------
James River Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%,
5/31/11 1                                                                                7,727,924             7,805,203
-------------------------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.938%,
1/31/10 2                                                                               15,500,000            15,558,125
-------------------------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.151%, 3/15/11 1,2                                                                     10,500,000            10,539,375
-------------------------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.616%, 3/15/12 1,2                                                                      2,000,000             2,041,250
                                                                                                       ------------------
                                                                                                              44,073,578
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.0%
Boise Cascade LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D, 4.74%,
10/29/11 1,2                                                                             1,963,423             1,984,557
-------------------------------------------------------------------------------------------------------------------------
Escanaba Timber, Sr. Sec. Credit Facilities Term Loan, 4/7/08 1,2,3                      3,000,000             3,022,500
-------------------------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4/7/11 1,2,3              16,000,000            16,100,000
-------------------------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
Tranche B2, 5.97%, 1/9/11 2                                                              3,866,667             3,948,833
-------------------------------------------------------------------------------------------------------------------------
SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche B1, 6.06%,
1/9/11 2                                                                                 1,898,333             1,913,757
                                                                                                       ------------------
                                                                                                              26,969,647
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.3%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.4%
Alaska Communications Systems Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.093%, 2/1/12 1,2                                                     10,000,000            10,100,000
-------------------------------------------------------------------------------------------------------------------------
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.36%-5.37%, 2/15/10 1,2                                                                12,500,000            12,500,000
-------------------------------------------------------------------------------------------------------------------------
Conversent Communications LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.871%, 5/1/11 1,2                                                                   15,000,000            15,037,501
-------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 5.125%-5.438%, 2/11/12 2                                                             12,500,000            12,659,373
-------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.35%, 8/29/08 1,2                                                                       1,730,959             1,756,923
-------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 9.92%,
11/30/11 2                                                                              22,000,000            23,017,500
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.083%-9.226%, 5/30/08 1,4,5                                                            12,488,675             4,277,371
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.57%, 8/24/11 1,2                                                                       4,987,500             4,989,580
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B,
8.07%, 2/24/12 1,2                                                                       7,500,000             7,575,000
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A, 7.39%, 6/30/07 2          42,000,000            43,273,146
-------------------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.72%, 1/15/11 1,2                                                                       8,400,391             8,463,394
-------------------------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.97%, 6/15/11
1,2                                                                                     12,000,000            12,210,000
-------------------------------------------------------------------------------------------------------------------------


15       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.564%, 7/20/10 2                                               $      10,447,361     $      10,342,888
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 9.187%,
7/15/09 1,2                                                                              8,665,349             8,665,349
                                                                                                       ------------------
                                                                                                             174,868,025
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.77%-5.80%, 1/12/12 1,2                                                                10,473,750            10,637,402
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operation Co. LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.866%-5.63%, 1/20/11 2                                                      12,564,020            12,734,816
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.593%, 12/1/10 1,2                                                           9,975,000            10,052,935
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.31%,
8/20/11 1,2                                                                             14,500,000            14,716,108
-------------------------------------------------------------------------------------------------------------------------
SBA Senior Finance, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
5.10%-6.13%, 10/31/08 2                                                                  5,448,801             5,557,777
                                                                                                       ------------------
                                                                                                              53,699,038
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--7.1%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.7%
Allegheny Energy, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6.01%-6.09%, 3/8/07 2                                                         7,500,000             7,575,000
Tranche B, 5.59%-5.88%, 3/8/11 2                                                        16,117,217            16,274,360
-------------------------------------------------------------------------------------------------------------------------
American National Power, Sr. Sec. Credit Facilities Deferred Interest Term
Loan, 7%, 9/28/10 1,2                                                                      301,389               264,845
-------------------------------------------------------------------------------------------------------------------------
American National Power, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7%,
9/28/10 1                                                                               10,000,000             8,787,500
-------------------------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.86%, 8/26/09 1,2                                                                12,849,849            13,395,968
-------------------------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.635%,
8/15/11 2                                                                               15,500,000            15,190,000
-------------------------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.177%,
8/15/11 1,2                                                                             10,000,000             9,550,000
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan, 4/5/11 1,2,3               2,000,000             2,032,500
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, Sr. Sec. Credit Facilities Term Loan, 5.12%-5.41%,
4/5/11 1,2                                                                               8,153,494             8,285,988
-------------------------------------------------------------------------------------------------------------------------
Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 5.82%, 8/30/07 1,2             9,157,580             9,031,663
-------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan, 6/19/08 1,2,3               1,930,000             1,955,331
-------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan, 6.04%-6.05%,
6/19/08 2                                                                               13,860,000            14,041,913
-------------------------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec. Credit
Facilities Term Loan, 6.98%, 6/22/11 1,2                                                26,281,790            27,201,653
-------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, Sr. Sec. Credit Facilities Term Loan,
4.593%-4.62%, 5/31/07 1,2                                                               14,528,054            14,164,853
-------------------------------------------------------------------------------------------------------------------------
Williams Production Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 5.46%, 5/30/08 1,2                                                            8,877,924             9,033,288
                                                                                                       ------------------
                                                                                                             156,784,862


16       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Regency Gas Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.53%-5.85%, 5/9/10 1,2                                               $      17,456,250     $      17,761,734

-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.61%, 4/1/09 2                                                              20,000,000            20,185,000
                                                                                                       ------------------
Total Corporate Loans (Cost $2,849,405,136)                                                                2,849,624,742
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--3.4%
-------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 7.024% Sr. Sec. Nts., 2/15/12 2,6                            3,000,000             2,925,000
-------------------------------------------------------------------------------------------------------------------------
Constar International, Inc., 6.149% Sr. Sec. Nts., 2/15/12 2,6                           2,500,000             2,487,500
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 8.71% Sr. Unsec. Nts., 8/1/10 1,2                                        5,000,000             5,625,000
-------------------------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 6.874% Sr. Nts., 6/1/11 1,2                                          12,000,000            12,360,000
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
4.203% Nts., 9/23/08 2                                                                  10,000,000             8,974,290
4.395% Nts., 10/20/05 2                                                                 10,000,000             9,979,730
6.125% Nts., 9/15/06                                                                    17,200,000            17,102,958
-------------------------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 8.35% Sr. Sec. Bonds, 4/1/12 2,6                      10,000,000             9,999,940
-------------------------------------------------------------------------------------------------------------------------
Unova, Inc., 7% Unsec. Nts., 3/15/08 1                                                  10,250,000            10,455,000
-------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 8.243% Sr. Sec. Nts., 5/1/09 2                                12,915,000            13,108,725
                                                                                                       ------------------
Total Corporate Bonds and Notes (Cost $92,840,956)                                                            93,018,143

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1 (Cost $60,318)                      60,317                46,444
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.3%
-------------------------------------------------------------------------------------------------------------------------
Acterna LLC 1,5                                                                            164,221             7,554,166
-------------------------------------------------------------------------------------------------------------------------
Eningen Realty, Inc. 5                                                                       1,642                    --
-------------------------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc. 1,5                                                              1,082                51,936
                                                                                                       ------------------
Total Common Stocks (Cost $7,610,001)                                                                          7,606,102

                                                                                             UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Acterna LLC Rts., Exp. 1/1/20 5                                                              2,693                    --
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. Wts., Exp. 8/25/08 1,5                                                 36,753               207,287
                                                                                                       ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                                207,287

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.4%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $9,851,000, with a maturity value of $9,853,340) with DB Alex Brown LLC, 2.85%, dated 4/29/05, to be repurchased at $9,853,340 on 5/2/05, collateralized by U.S. Treasury Bonds,
8%, 11/15/21 with a value of $10,050,975 (Cost $9,851,000)                       $       9,851,000             9,851,000
-------------------------------------------------------------------------------------------------------------------------


17       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,959,767,411)                                            107.6%        2,960,353,718
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (7.6)         (207,864,449)
                                                                                 ----------------------------------------
NET ASSETS                                                                                   100.0%    $   2,752,489,269
                                                                                 ========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $2,144,081,956, which represents 77.90% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. This Senior Loan will settle after May 31, 2005, at which time the interest rate will be determined. See accompanying Notes to Quarterly Statement of Investments.

4. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

5.    Non-income producing security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,412,440 or 0.56% of the Fund's net assets as of April 30, 2005.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $2,962,817,501
                                                      ===============

Gross unrealized appreciation                         $   17,002,159
Gross unrealized depreciation                            (19,465,942)
                                                      ---------------
Net unrealized depreciation                           $   (2,463,783)
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective


18       |        OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans.

Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2005, securities with an aggregate market value of $2,849,624,742, representing 103.5% of the Fund's net assets were comprised of Senior Loans, of which $2,107,782,123 representing 76.6% of net assets, were illiquid.

SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default. As of April 30, 2005, securities with an aggregate market value of $19,879,930, representing 0.72% of the Fund's net assets, were in default.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


19        |        OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Senior Floating Rate Fund

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005